TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other current payables [Abstract]
TRADE AND OTHER PAYABLES
21.	TRADE AND OTHER PAYABLES

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Trade payables	11,478	6,833
Accruals and other liabilities	16,932	13,597
Payroll taxes	310	659
Employee related social insurance	383	112
Contingent consideration	413	5,384
Deferred income	187	197

	29,703	26,782

Included in trade and other payables at December 31, 2025 was US$218,000 (2024: US$185,000) relating to contracted licence payments.

Contingent consideration of US$5.0 million included in this balance at 31 December 2024 has been reclassified to accruals and other liabilities during the year following the amendment to the Perceptive term loan facility in December 2025, as the amount is no longer contingent in nature. Further details on the modification of contingent consideration arrangements are disclosed in Note 29.